                                  FORM N-SAR
                              SEMI-ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES



Report for six month period ending:
                     or fiscal year ending:   12/31/99

Is this a transition report?: (Y/N)                  N
                                                     -

Is this an amendment to a previous filing? (Y/N)  N
                                                  -

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing of this form.

1.   A. Registrant Name:   METROPOLITAN TOWER SEPARATE ACCOUNT TWO


     B. File Number:       811-4189

     C. Telephone Number:  (212) 578-4487
                           C/O METROPOLITAN LIFE INSURANCE COMPANY

2.   A. Street:            ONE MADISON AVENUE

     B. City:              NEW YORK

     C. State:             NY

     D. Zip Code:          10010     Zip Ext:  3690

     E. Foreign Country:   N/A

3.   Is this the first filing on this form by Registrant? (Y/N)      N
                                                                     -

4.   Is this the last filing on this form by Registrant? (Y/N)       N
                                                                     -

5.   Is Registrant a small business investment company (SBIC)?(Y/N)  N
                                                                     -
     [If answer is "Y" (Yes), complete only items 89 through 110.]

6.   Is Registrant a unit investment trust (UIT)?(Y/N)               Y
                                                                     -
     [If answer is "Y" (Yes) complete only items 111 through 132.]

7.   A. Is Registrant a series or multiple portfolio company?(Y/N)  ___

     [If answer is "N" (No), go to item 8.]

8.   How many separate series or portfolios did Registrant have
     at the end of the period?                                      ___

SCREEN NUMBER: 01                    PAGE NUMBER: 01               SEC2100(5/90)

For period ending:   12/31/99
                     --------
File number 811 4189
If filing more than one Page 47, "X" box: [_]

UNIT INVESTMENT TRUSTS

111.
     A.   [/]  Depositor Name: METROPOLITAN TOWER LIFE INSURANCE COMPANY
                               -----------------------------------------

     B.   [/]  File Number (If any):______________

     C.   [/]  City:  NEW YORK           State: NY          Zip Code:  10010
                      --------                  --                     -----
                                                            Zip Ext.:  3690
                                                                       ----

111.
     A.   [/]  Depositor Name:

     B.   [/]  File Number (If any):

     C.   [/]  City:                     State:             Zip Code:
                                                            Zip Ext.:

112.
     A.   [/]  Sponsor Name: METROPOLITAN TOWER LIFE INSURANCE COMPANY
                             -----------------------------------------

     B.   [/]  File Number (If any):

     C.   [/]  City:  NEW YORK           State: NY          Zip Code:  10010
                      --------                  --                     -----
                                                            Zip Ext.:  3690
                                                                       ----

112.
     A.   [/]  Sponsor Name:

     B.   [/]  File Number (If any):

     C.   [/]  City:                     State:             Zip Code:
                                                            Zip Ext.:

SCREEN NUMBER: 55                   PAGE NUMBER: 47             SEC2100(5/90)

For period ending: 12/31/99
                   --------
File number 811 4189
If filing more than one Page 48, "X" box: [_]

113.
     A.   [/]  Trustee Name:

     B.   [/]  City:                    State:                   Zip Code:
                                                                 Zip Ext.:
     C.   [/]  Foreign Country:                    Foreign Postal Code:

113.
     A.   [/]  Trustee Name:

     B.   [/]  City:                    State:                   Zip Code:
                                                                 Zip Ext.:
     C.   [/]  Foreign Country:                    Foreign Postal Code:


114.

     A.   [/] Principal Underwriter Name: METROPOLITAN TOWER LIFE INSURANCE COMPANY
                                          -----------------------------------------
     B.   [/]  File Number: 8-14901
                            ---------

     C.   [/]  City: NEW YORK           State: NY                Zip Code: 10010
                     --------                  --                          -----
                                                                 Zip Ext.: 3690
                                                                           ----
     D.   [/]  Foreign Country:                    Foreign Postal Code:

114.
     A.   [/]  Principal Underwriter Name:

     B.   [/]  File Number: 8-

     C.   [/]  City:___________________ State:                   Zip Code:
                                                                 Zip Ext.:

     D.   [/]  Foreign Country:                    Foreign Postal Code:

115.
     A.   [/]  Independent Public Accountant Name: DELOITTE & TOUCHE LLP
                                                   ---------------------

     B.   [/]  City: NEW YORK           State: NY                Zip Code: 10281
                     --------                  --
                                                                 Zip Ext.:

     C.   [/]  Foreign Country:_______________     Foreign Postal Code:

115.
     A.   [/]  Independent Public Accountant Name:

     B.   [/]  City:                    State:                   Zip Code:
                                                                 Zip Ext.:

     C.   [/]  Foreign Country:_______________     Foreign Postal Code:


SCREEN NUMBER: 56                 PAGE NUMBER: 48              SEC2100(5/90)

For period ending 12/31/99
                  --------
File number 811 4189
If filing more than one Page 49, "X" box: [_]

116. Family of investment companies information:
     A.   [/]  Is Registrant part of a family of
               investment companies?  (Y/N)            N
                                                       -

     B.   [/]  Identify the family in 10 letters   ________
          (NOTE:In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.
     A.   [/]  Is Registrant a separate account of an insurance company?(Y/N) Y
                                                                              -
               If answer is "Y"(Yes), are any of the following types of contracts funded by the Registrant?:

     B.   [/]  Variable annuity contracts?(Y/N)                      N
                                                                     -
     C.   [/]  Scheduled premium variable life contracts?(Y/N)       N
                                                                     -
     D.   [/]  Flexible premium variable life contracts?(Y/N)        Y
                                                                     -
     E.   [/]  Other types of insurance products registered
               under the Securities Act of 1933?(Y/N)                      N
                                                                           -

118: [/]  State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933 1
                                                                          -

119. [/]  State the number of new series for which registration statements under the Securities Act of 1933 became
          effective during the period                                      0
                                                                           -

120. [/]  State the total value of the portfolio securities on the date of deposit for the new series included in
          item 119($000's omitted)                                   $____

121. [/]  State the number of series for which a current
          prospectus was in existence at the end of the period       1
                                                                     -

122. [/]  State the number of existing series for which
          additional units were registered under the
          Securities Act of 1933 during the current period           0
                                                                     -

SCREEN NUMBER: 57                     PAGE NUMBER: 49              SEC2100(5/90)

For period ending 12/31/99
                  --------
File number 811 4189
If filing more than one Page 50, "X" box: [_]

123. [/]  State the total value of the additional units
          considered in answering item 122($000's omitted)           $____

124. [/]  State the total value of units of prior series that were placed in the portfolios of subsequent series
          during the current period (the value of these units
          is to be measured on the date they were placed in
          the subsequent series)($000's omitted)                 $____

125. [/] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from
          the sale of units of all series of Registrant
          ($000's omitted)                                       $940
                                                                  ---

126.      Of the amount shown in item 125, state the total dollar
          amount of sales loads collected from secondary market
          operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in
          the portfolio of a subsequent series.) ($000's omitted)    $0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                     Number of                          Total Income
                                                      Series      Total Assets          Distributions
                                                    Investing     ($000's omitted)      (000's omitted)
                                                    ---------     ----------------      ---------------
A.   U.S. Treasury direct issue                     _________    $_______________      $________________

B.   U.S. Government agency                         _________    $_______________      $________________

C.   State and municipal tax-free                   _________    $_______________      $________________

D.   Public utility debt                            _________    $_______________      $________________

E.   Brokers or dealers debt or debt
     of brokers' or dealers' parent                 _________    $_______________      $________________

F.   All other corporate intermediate
     & long-term debt                               _________    $_______________      $________________

G.   All other corporate short-term debt            _________    $_______________      $________________

H.   Equity securities of brokers or dealers
     or parents of brokers or dealers               _________    $_______________      $________________

I.   Investment company equity securities           _________    $_______________      $________________

J.   All other equity securities                            1    $168,510              $________________
                                                    ---------    ----------------
K.   Other securities                               _________    $_______________      $________________

L.   Total assets of all series of registrant               1    $168,510              $________________
                                                    ---------    ----------------

SCREEN NUMBER: 58                    PAGE NUMBER: 50               SEC2100(5/90)
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For period ending 12/31/99
                  --------
File number 811 4189
If filing more than one Page 50, "X" box: [_]


128. [/]  Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or
          guaranteed by an entity other than the issuer? (Y/N)      N
                                                                   ---
          [If answer is "N"(No), go to item 131.]

129. [/]  Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal
          or interest at the end of the current period?(Y/N)           ___
          [If answer is "N" (No), go to item 131.]

130. [/]  In computations of NAV or offering price per unit, is any part of the value attributed to instruments
          identified in item 129 derived from insurance or
          guarantees?(Y/N)                                             ___

131. [/]  Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted)  $1,176
                                                                 -----

132. [/] List the "811"(Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

     811-4189       811-_______     811-_______      811-_______   811-______
         ------

     811-______     811-_______     811-_______      811-_______   811-______

     811-______     811-_______     811-_______      811-_______   811-______

     811-______     811-_______     811-_______      811-_______   811-______

     811-______     811-_______     811-_______      811-_______   811-______

     811-______     811-_______     811-_______      811-_______   811-______

     811-______     811-_______     811-_______      811-_______   811-______

     811-______     811-_______     811-_______      811-_______   811-______

     811-______     811-_______     811-_______      811-_______   811-______

SCREEN NUMBER: 59                    PAGE NUMBER: 51               SEC2100(5/90)
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Signature Page



The following form of signature shall follow items 79, 85, 88, 104, 110 or 132 as appropriate.

This report is signed on behalf of the registrant (or depositor or trustee).

City of: New York  State of: New York             Date: February 26, 2000
Name of Registrant, Depositor, or Trustee:        Metropolitan Tower Separate Account Two
/S/ Susan M. Ende                                 /S/ Christopher P. Nicholas
-----------------------------                     ----------------------------------------
By (Name and Title):                              Witness (Name and Title):
Susan M. Ende                                     Christopher P. Nicholas
Vice-President and Actuary                        Associate Gen. Counsel
Metropolitan Life                                 Metropolitan Life
Insurance Company                                 Insurance Company


                              PAGE NUMBER: 52        SEC2100(5/90)